Subordinated liabilities - HSBC Holdings subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,623,757	$ 2,655,014
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	122,531	115,864
Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,659	23,956
At amortised cost | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	18,640	20,095
At amortised cost | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	17,059	17,916
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	145,502	157,439
Financial liabilities designated at fair value | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,100	10,844
Financial liabilities designated at fair value | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	32,418	25,664
Financial liabilities designated at fair value | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 5,600	$ 6,040